Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy
	Fair Value Measurements as of June 30, 2014
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$1,098	$—	$1,098	$—
Liabilities
Interest rate swap contracts	$109,004	$—	$109,004	$—

	Fair Value Measurements as of December 31, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,472	$—	$2,472	$—
Liabilities
Interest rate swap contracts	$168,508	$—	$168,508	$—

Schedule of estimated fair values of the financial instruments
	As of June 30, 2014		As of December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$51,506	$51,506	$68,153	$68,153
Restricted cash	$58,401	$58,401	$14,717	$14,717
Accounts receivable, net	$8,743	$8,743	$8,038	$8,038
Due from related parties	$13,464	$13,464	$14,459	$14,459
Receivable from ZIM	$25,765	$25,765	$25,765	$25,765
Accounts payable	$13,720	$13,720	$13,124	$13,124
Accrued liabilities	$29,203	$29,203	$30,911	$30,911
Long-term debt, including current portion	$3,036,068	$3,038,280	$3,112,103	$3,114,101
Vendor financing, including current portion	$93,061	$93,438	$121,755	$121,552

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of June 30, 2014
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Receivable from ZIM(1)	$25,765	$—	$25,765	$—
Long-term debt, including current portion(2)	$3,038,280	$—	$3,038,280	$—
Vendor financing, including current portion(3)	$93,438	$—	$93,438	$—
Accrued liabilities(4)	$29,203	$—	$29,203	$—

	Fair Value Measurements as of December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Receivable from ZIM(1)	$25,765	$—	$25,765	$—
Long-term debt, including current portion(2)	$3,114,101	$—	$3,114,101	$—
Vendor financing, including current portion(3)	$121,552	$—	$121,552	$—
Accrued liabilities(4)	$30,911	$—	$30,911	$—

(1)     The fair value is estimated based on currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates. Furthermore, Israel Corporation Ltd., the parent company of ZIM Integrated Shipping Services Ltd. (“ZIM”), has announced that ZIM has reached an agreement in principle with its creditors, including the Company, for a restructuring of its obligations. Based on these anticipated terms, the Company written down the value of its long-term receivable from ZIM as of December 31, 2013 (refer to Note 6, Other Current and Non-current Assets). In July 2014, ZIM and its creditors entered into definitive documentation effecting ZIM’s restructuring (refer to Note 16, Subsequent Events).

(2)     The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(3)     The fair value of the Company’s Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(4)     The fair value of the Company’s accrued liabilities, which mainly consists of accrued interest on its credit facilities and accrued realized losses on its cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account its creditworthiness.

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting floating interest rate exposure into fixed were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)		Floating Rate (Danaos receives)	Fair Value June 30, 2014	Fair Value December 31, 2013
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07	% p.a.	USD LIBOR 3M BBA	$(6,934)	$(11,586)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922	% p.a.	USD LIBOR 3M BBA	—	(2,052)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775	% p.a.	USD LIBOR 3M BBA	(2,030)	(6,732)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12	% p.a.	USD LIBOR 3M BBA	(6,685)	(8,919)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07	% p.a.	USD LIBOR 3M BBA	(6,661)	(8,869)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855	% p.a.	USD LIBOR 3M BBA	(8,259)	(17,298)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124	% p.a.	USD LIBOR 3M BBA	(7,859)	(12,520)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775	% p.a.	USD LIBOR 3M BBA	(8,027)	(12,738)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975	% p.a.	USD LIBOR 3M BBA	(3,936)	(9,797)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1	% p.a.	USD LIBOR 3M BBA	(16,228)	(21,774)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98	% p.a.	USD LIBOR 3M BBA	(6,607)	(8,754)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695	% p.a.	USD LIBOR 3M BBA	(13,940)	(17,870)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125	% p.a.	USD LIBOR 3M BBA	(12,942)	(17,067)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755	% p.a.	USD LIBOR 3M BBA	(8,275)	(12,532)
								$(108,383)	$(168,508)
ABN Amro	06/06/2013	1/4/2016	12/31/2016	$325,000	1.4975	% p.a.	USD LIBOR 3M BBA	$(470)	$382
ABN Amro	05/31/2013	1/4/2016	12/31/2016	$250,000	1.4125	% p.a.	USD LIBOR 3M BBA	(151)	504
Total fair value of swap liabilities								$(109,004)	$(167,622)

Schedule of unrealized and realized gains (losses) on interest rate swaps
	Three months ended June 30,	Three months ended June 30,
	2014	2013
	(in millions)
Total realized losses	$(31.0)	$(36.6)
Amortization of deferred realized losses	(1.0)	(1.0)
Unrealized gains	4.6	12.6
Unrealized and realized losses on cash flow interest rate swaps	$(27.4)	$(25.0)

	Six months ended June 30,	Six months ended June 30,
	2014	2013
	(in millions)
Total realized losses	$(63.8)	$(72.5)
Amortization of deferred realized losses	(2.0)	(2.0)
Unrealized gains	10.4	17.2
Unrealized and realized losses on cash flow interest rate swaps	$(55.4)	$(57.3)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting fixed interest rate exposure into floating were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)		Floating Rate (Danaos pays)	Fair Value June 30, 2014	Fair Value December 31, 2013
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125	% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$511	$747
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125	% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	587	839
Total fair value								$1,098	$1,586

Schedule of unrealized and realized gains (losses) on interest rate swaps
	Three months ended June 30, 2014	Three months ended June 30, 2013
	(in millions)
Unrealized losses on swap asset	$(0.2)	$(0.4)
Amortization of fair value of hedged debt	0.1	0.1
Realized gains	0.2	0.4
Unrealized and realized gains on fair value interest rate swaps	$0.1	$0.1

	Six months ended June 30, 2014	Six months ended June 30, 2013
	(in millions)
Unrealized losses on swap asset	$(0.5)	$(0.8)
Amortization of fair value of hedged debt	0.3	0.3
Realized gains	0.5	0.7
Unrealized and realized gains on fair value interest rate swaps	$0.3	$0.2